Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2023

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 98.7% of Net Assets
	Automobile Components — 2.3%
17,574	Lear Corp.	$ 2,451,397
	Total Automobile Components	$2,451,397
	Banks — 8.7%
74,392	Citizens Financial Group, Inc.	$ 2,259,285
15,309	M&T Bank Corp.	1,830,497
129,810	Regions Financial Corp.	2,409,274
76,159	Truist Financial Corp.	2,597,022
	Total Banks	$9,096,078
	Beverages — 2.6%
53,305	Molson Coors Beverage Co., Class B	$ 2,754,802
	Total Beverages	$2,754,802
	Broadline Retail — 1.6%
36,991	eBay, Inc.	$ 1,641,291
	Total Broadline Retail	$1,641,291
	Building Products — 1.7%
9,411	Trane Technologies Plc	$ 1,731,436
	Total Building Products	$1,731,436
	Capital Markets — 3.5%
47,781	State Street Corp.	$ 3,616,544
	Total Capital Markets	$3,616,544
	Chemicals — 2.2%
42,314	Dow, Inc.	$ 2,319,653
	Total Chemicals	$2,319,653
	Communications Equipment — 1.8%
6,671	Motorola Solutions, Inc.	$ 1,908,773
	Total Communications Equipment	$1,908,773
	Consumer Finance — 1.6%
17,452	Discover Financial Services	$ 1,724,956
	Total Consumer Finance	$1,724,956
	Containers & Packaging — 1.2%
49,789	Graphic Packaging Holding Co.	$ 1,269,122
	Total Containers & Packaging	$1,269,122
	Electric Utilities — 2.3%
57,339	Exelon Corp.	$ 2,401,931
	Total Electric Utilities	$2,401,931
	Electrical Equipment — 3.6%
12,305	Eaton Corp. Plc	$ 2,108,338
19,299	Emerson Electric Co.	1,681,715
	Total Electrical Equipment	$3,790,053
	Electronic Equipment, Instruments & Components — 2.0%
7,318	CDW Corp.	$ 1,426,205
13,088	National Instruments Corp.	685,942
	Total Electronic Equipment, Instruments & Components	$2,112,147

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Entertainment — 1.1%
76,556(a)	Warner Bros Discovery, Inc.	$ 1,155,996
	Total Entertainment	$1,155,996
	Food Products — 0.6%
26,122(a)	Hostess Brands, Inc.	$ 649,915
	Total Food Products	$649,915
	Ground Transportation — 1.0%
6,072	JB Hunt Transport Services, Inc.	$ 1,065,393
	Total Ground Transportation	$1,065,393
	Health Care Equipment & Supplies — 4.2%
37,363	Dentsply Sirona, Inc.	$ 1,467,619
22,802	Zimmer Biomet Holdings, Inc.	2,946,018
	Total Health Care Equipment & Supplies	$4,413,637
	Health Care Providers & Services — 1.0%
13,396	Cardinal Health, Inc.	$ 1,011,398
	Total Health Care Providers & Services	$1,011,398
	Health Care REITs — 0.7%
31,741	Healthpeak Properties, Inc.	$ 697,350
	Total Health Care REITs	$697,350
	Hotel & Resort REITs — 0.8%
50,929	Host Hotels & Resorts, Inc.	$ 839,819
	Total Hotel & Resort REITs	$839,819
	Hotels, Restaurants & Leisure — 2.9%
14,934(a)	Expedia Group, Inc.	$ 1,449,046
11,138	Hilton Worldwide Holdings, Inc.	1,569,010
	Total Hotels, Restaurants & Leisure	$3,018,056
	Household Durables — 3.1%
22,072	Lennar Corp., Class A	$ 2,319,988
9,635(a)	Mohawk Industries, Inc.	965,620
	Total Household Durables	$3,285,608
	Industrial REITs — 1.0%
18,833	First Industrial Realty Trust, Inc.	$ 1,001,916
	Total Industrial REITs	$1,001,916
	Insurance — 5.7%
23,242	Aflac, Inc.	$ 1,499,574
25,801(a)	Brighthouse Financial, Inc.	1,138,082
29,907	Hartford Financial Services Group, Inc.	2,084,219
50,984	Old Republic International Corp.	1,273,070
	Total Insurance	$5,994,945
	Machinery — 6.7%
10,307	AGCO Corp.	$ 1,393,507
42,379	Ingersoll Rand, Inc.	2,465,610
29,070	PACCAR, Inc.	2,127,924
12,921	Stanley Black & Decker, Inc.	1,041,174
	Total Machinery	$7,028,215

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Media — 3.2%
33,697	Fox Corp., Class A	$ 1,147,383
57,723	Interpublic Group of Cos., Inc.	2,149,604
	Total Media	$3,296,987
	Metals & Mining — 2.5%
24,978	Alcoa Corp.	$ 1,063,063
6,162	Reliance Steel & Aluminum Co.	1,582,032
	Total Metals & Mining	$2,645,095
	Multi-Utilities — 4.2%
69,931	CenterPoint Energy, Inc.	$ 2,060,167
36,841	Public Service Enterprise Group, Inc.	2,300,721
	Total Multi-Utilities	$4,360,888
	Oil, Gas & Consumable Fuels — 7.8%
27,074	APA Corp.	$ 976,288
17,585	Chord Energy Corp.	2,366,941
107,318	Coterra Energy, Inc.	2,633,584
80,943	Range Resources Corp.	2,142,561
	Total Oil, Gas & Consumable Fuels	$8,119,374
	Pharmaceuticals — 1.0%
44,714	Organon & Co.	$ 1,051,673
	Total Pharmaceuticals	$1,051,673
	Residential REITs — 1.4%
8,528	AvalonBay Communities, Inc.	$ 1,433,216
	Total Residential REITs	$1,433,216
	Retail REITs — 1.8%
96,386	Kimco Realty Corp.	$ 1,882,419
	Total Retail REITs	$1,882,419
	Semiconductors & Semiconductor Equipment — 1.5%
17,582	MKS Instruments, Inc.	$ 1,558,117
	Total Semiconductors & Semiconductor Equipment	$1,558,117
	Specialized REITs — 4.0%
8,651	Extra Space Storage, Inc.	$ 1,409,507
39,546	Gaming and Leisure Properties, Inc.	2,058,765
12,702	Iron Mountain, Inc.	672,063
	Total Specialized REITs	$4,140,335
	Specialty Retail — 2.1%
29,718	Foot Locker, Inc.	$ 1,179,507
10,029	Ross Stores, Inc.	1,064,378
	Total Specialty Retail	$2,243,885
	Technology Hardware, Storage & Peripherals — 2.1%
138,699	Hewlett Packard Enterprise Co.	$ 2,209,475
	Total Technology Hardware, Storage & Peripherals	$2,209,475
	Textiles, Apparel & Luxury Goods — 1.1%
9,803	Ralph Lauren Corp.	$ 1,143,716
	Total Textiles, Apparel & Luxury Goods	$1,143,716

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Trading Companies & Distributors — 2.1%
38,536(a)	AerCap Holdings NV	$ 2,166,879
	Total Trading Companies & Distributors	$2,166,879
	Total Common Stocks (Cost $91,240,996)	$103,232,490

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 0.7% of Net Assets
700,000(b)	U.S. Treasury Bills, 4/11/23	$ 699,288
	Total U.S. Government and Agency Obligations (Cost $699,103)	$699,288

Shares
	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
578,411(c)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 578,411
		$578,411
	TOTAL SHORT TERM INVESTMENTS (Cost $578,411)	$578,411
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $92,518,510)	$104,510,189
	OTHER ASSETS AND LIABILITIES — 0.1%	$68,054
	net assets — 100.0%	$104,578,243

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
	Level 1	Level 2	Level 3	Total
Common Stocks	$103,232,490	$—	$—	$103,232,490
U.S. Government and Agency Obligations	—	699,288	—	699,288
Open-End Fund	578,411	—	—	578,411
Total Investments in Securities	$103,810,901	$699,288	$—	$104,510,189
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
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